CONSOLIDATED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets
Cash and cash equivalents	$ 149,861,000	929,829,000	179,658,000
Short-term deposits	645,000	4,000,000
Accounts receivable	32,966,000	204,541,000	76,900,000
Amounts due from related parties	2,623,000	16,277,000	56,000
Prepayments and other current assets	30,529,000	189,424,000	7,078,000
Deferred tax assets			1,262,000
Total current assets	216,624,000	1,344,071,000	264,954,000
Non-current assets
Investments in equity investees	4,320,000	26,801,000	1,330,000
Prepayments and other non-current assets	7,457,000	46,256,000	1,630,000
Available-for-sale securities	3,200,000	19,852,000
Property and equipment, net	2,563,000	15,901,000	8,684,000
Intangible assets, net	15,715,000	97,505,000	2,040,000
Total non-current assets	33,255,000	206,315,000	13,684,000
Total assets	249,879,000	1,550,386,000	278,638,000
Current liabilities
Short-term bank loans (including short-term bank loans of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB nil and RMB20,000,000 as of December 31, 2013 and 2014, respectively)	3,223,000	20,000,000
Deferred revenue (including deferred revenue of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB nil and RMB41,411,000 as of December 31, 2013 and 2014, respectively)	6,674,000	41,411,000
Accounts payable (including accounts payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB75,300,000 and RMB163,072,000 as of December 31, 2013 and 2014, respectively)	29,440,000	182,663,000	86,235,000
Income tax payable (including income tax payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB nil and RMB nil as of December 31, 2013 and 2014, respectively)	932,000	5,781,000	7,239,000
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB9,038,000 and RMB40,897,000 as of December 31, 2013 and 2014, respectively)	7,624,000	47,286,000	20,800,000
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB196,000 and RMB10,000,000 as of December 31, 2013 and 2014, respectively)	3,015,000	18,706,000	8,879,000
Total current liabilities	50,908,000	315,847,000	123,153,000
Non-current liabilities
Deferred tax liabilities	4,352,000	27,005,000
Total non-current liabilities	4,352,000	27,005,000
Total liabilities	55,260,000	342,852,000	123,153,000
Commitments and contingencies
Mezzanine equity
Mezzanine equity			470,664,000
Shareholders' (deficit)/equity
Ordinary shares (US$0.0001 par value; 409,472,700 and 500,000,000 shares authorized, 41,032,120 and 173,912,753 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	17,000	107,000	26,000
Additional paid-in capital	396,589,000	2,460,677,000
Statutory reserves	844,000	5,237,000	2,701,000
Accumulated deficit	(201,144,000)	(1,248,020,000)	(322,619,000)
Accumulated other comprehensive income/(loss)	(1,723,000)	(10,693,000)	4,661,000
Total iDreamSky Technology Limited shareholders' (deficit)/equity	194,583,000	1,207,308,000	(315,231,000)
Non-controlling interest	36,000	226,000	52,000
Total shareholders' (deficit)/equity	194,619,000	1,207,534,000	(315,179,000)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	$ 249,879,000	1,550,386,000	278,638,000